UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Ocean Fund Advisors, LLC
           --------------------------------------------
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           --------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 02/14/2002
---------------------                ----------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            38
                                              ------------

Form  13F  Information  Table  Value  Total:  $104,218,250
                                              ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AOL Time Warner                Common           00184A105  1605000   50000          Sole              50000      0    0
Abbot Labs                     Common           002824100   278750    5000          Sole               5000      0    0
Advancepcs Com                 Common           00790K109  1338360   45600          Sole              45600      0    0
Amerisourcebergen Corp         Common           03073E105  7629178  120050          Sole             120050      0    0
Amgen Inc                      Common           031162100  4766358   84450          Sole              84450      0    0
Andrx Group                    Common           034553107   278120    3950          Sole               3950      0    0
Bea Sys Inc                    Common           073325102  2310000  150000          Sole             150000      0    0
Baxter International           Common           071813109  3811752   71075          Sole              71075      0    0
Bristol Myers Squibb           Common           110122108  6385200  125200          Sole             125200      0    0
Charter Communications         Common           16117M107  1067950   65000          Sole              65000      0    0
Cisco Systems Inc              Common           17275R102   282516   15600          Sole              15600      0    0
Clear Channel Communications   Common           184502102  2545500   50000          Sole              50000      0    0
Comverse Technology            Common           205862402  1677750   75000          Sole              75000      0    0
Doubleclick, Inc.              Common           258609304  1701000  150000          Sole             150000      0    0
Echostar Commun Corp           Option           278762109  1373500   50000     Call                       0      0    0
Echostar Commun Corp           Common           278762109  7107176  258725          Sole             258725      0    0
Flextronics Intl Ltd           Common           Y2573F102  3166680  132000          Sole             132000      0    0
General Motors Corp            Common           370442832   529163   34250          Sole              34250      0    0
Hanover Compressor             Common           410768105  1263000   50000          Sole              50000      0    0
Integrated Device Tec          Common           458118106  1595400   60000          Sole              60000      0    0
Invitrogen Corp                Common           46185R100   368484    5950          Sole               5950      0    0
King Pharmaceuticals           Common           495582108  4784536  113566          Sole             113566      0    0
Leap Wireless Intl             Common           521863100  5756265  274500          Sole             274500      0    0
Liberty Media Corp             Common           530718105  4733400  338100          Sole             338100      0    0
Max Re Capital Ltd             Common           G6052F103   438480   28000          Sole              28000      0    0
NASDAQ 100 TR Unit Series      Common           631100104  3891000  100000          Sole             100000      0    0
Openwave Systems Inc           Common           683718100  1698565  173500          Sole             173500      0    0
Pharmacia Corp                 Common           71713U102  8103500  190000          Sole             190000      0    0
SBC Communications             Common           78387G103  3133600   80000          Sole              80000      0    0
Sprint PCS Corp                Common           852061506  5218858  213800          Sole             213800      0    0
Sun Microsystems Inc           Common           866810104  5516243  448475          Sole             448475      0    0
Sycamore Networks              Commom           871206108   991600  185000          Sole             185000      0    0
Tenet Healthcare Corp          Common           88033G100   275984    4700          Sole               4700      0    0
Varian Med Sys Inc             Common           92220P105   427560   12000          Sole              12000      0    0
Verisign                       Common           92343E102  4184400  110000          Sole             110000      0    0
Williams Cos Inc               Common           969457100  1176472   46100          Sole              46100      0    0
Wilson Greatbatch Tec          Common           972232102   342950    9500          Sole               9500      0    0
Worldcom Inc                   Common           98157D106  2464000  175000          Sole             175000      0    0